Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 09, 2011
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		592,581
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2